COMMITMENTS AND CONTINGENCIES - Total Future Minimum Lease Payments Over the Term of the Lease (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022 (remaining nine months)	$ 1,723
2023	2,108		$ 3,669
2024	1,976		5,194
2025	548		5,165
2026	563		3,970
2027 and thereafter	142
Total undiscounted lease payments	7,060		$ 27,031
Less: imputed interest	(674)
Total lease liabilities	$ 6,386	$ 4,500